Note 9 - Administrative Expenses	6 Months Ended
Jun. 30, 2020
Statement Line Items [Line Items]
Disclosure of general and administrative expense [text block]
9
        Administrative expenses

	2020	2019

Investor relations	174	255
Audit fee	124	118
Advisory services fee	272	195
Listing fees	190	170
Directors fees company	140	112
Directors fees Blanket	20	8
Employee costs	1,588	1,383
Other office administration costs	229	309
Travel costs	85	138
Eersteling Gold Mine administration costs	-	17
	2,822	2,705